UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21311

Registrant Name:	PIMCO High Income Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	July 31

Date of Reporting Period:	October 31, 2015

Item 1. Schedule of Investments

Schedule of Investments

PIMCO High Income Fund

October 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 136.7%
BANK LOAN OBLIGATIONS 1.5%
Concordia Healthcare Corp.
5.250% due 10/20/2021		$1,900	$1,832
iHeartCommunications, Inc.
6.938% due 01/30/2019		10,450	8,782
Sequa Corp.
5.250% due 06/19/2017		2,593	2,165

Total Bank Loan Obligations (Cost $13,984)			12,779

CORPORATE BONDS & NOTES 66.2%
BANKING & FINANCE 36.3%
AGFC Capital Trust
6.000% due 01/15/2067		27,410	17,816
American International Group, Inc.
6.250% due 03/15/2087		1,839	2,014
Banco do Brasil S.A.
6.250% due 04/15/2024 (d)		7,350	3,969
9.000% due 06/18/2024 (d)		21,500	14,943
Banco Santander S.A.
6.250% due 09/11/2021 (d)	EUR	2,300	2,447
Barclays PLC
8.000% due 12/15/2020 (d)		7,140	8,583
BGC Partners, Inc.
5.375% due 12/09/2019		$10,160	10,638
BNP Paribas S.A.
7.375% due 08/19/2025 (d)		10,000	10,363
Cantor Fitzgerald LP
6.500% due 06/17/2022		13,100	13,737
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026	GBP	3,000	4,978
Communications Sales & Leasing, Inc.
8.250% due 10/15/2023		$5,000	4,648
Credit Agricole S.A.
6.500% due 06/23/2021 (d)	EUR	600	666
7.875% due 01/23/2024 (d)		$17,550	18,048
Doctors Co.
6.500% due 10/15/2023		10,000	10,864
ERB Hellas PLC
4.250% due 06/26/2018	EUR	700	596
GSPA Monetization Trust
6.422% due 10/09/2029		$8,209	9,318
ING Groep NV
6.500% due 04/16/2025 (d)		600	580
International Lease Finance Corp.
6.980% due 10/15/2018		18,000	18,607
LBG Capital PLC
9.000% due 12/15/2019	GBP	284	473
9.125% due 07/15/2020		1,900	3,149
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		$27,700	40,026
Midwest Family Housing LLC
6.631% due 01/01/2051		4,951	3,998
Millennium Offshore Services Superholdings LLC
9.500% due 02/15/2018		7,220	6,570
Navient Corp.
5.500% due 01/15/2019		7,500	7,472
5.625% due 08/01/2033		29,295	21,605
Novo Banco S.A.
2.625% due 05/08/2017	EUR	400	410
4.750% due 01/15/2018		6,400	6,586
5.000% due 04/04/2019		439	442
5.000% due 04/23/2019		1,045	1,057
5.000% due 05/14/2019		792	797
5.000% due 05/21/2019		387	388
5.000% due 05/23/2019		384	390
5.875% due 11/09/2015		3,100	3,408
Rio Oil Finance Trust
6.250% due 07/06/2024		$28,300	23,418
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (d)		300	311
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019	EUR	6,000	6,492
5.717% due 06/16/2021		$10,100	10,201

Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	4,288	5,812
6.052% due 10/13/2039		4,768	7,076
TIG FinCo PLC
8.500% due 03/02/2020		937	1,517
8.750% due 04/02/2020		4,815	6,896
Tri-Command Military Housing LLC
5.383% due 02/15/2048		$4,664	4,476

			315,785

INDUSTRIALS 20.5%
BMC Software Finance, Inc.
8.125% due 07/15/2021		2,250	1,749
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		8,709	6,260
Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020 ^		19,100	15,471
11.250% due 06/01/2017 ^		10,700	8,533
CCO Safari LLC
6.484% due 10/23/2045		1,537	1,598
6.834% due 10/23/2055		1,377	1,402
Chesapeake Energy Corp.
3.571% due 04/15/2019		750	486
Enterprise Inns PLC
6.875% due 05/09/2025	GBP	5,000	7,939
Forbes Energy Services Ltd.
9.000% due 06/15/2019		$1,977	1,344
Ford Motor Co.
7.700% due 05/15/2097		16,610	20,595
General Shopping Finance Ltd.
10.000% due 11/30/2015 (d)		5,300	2,438
General Shopping Investments Ltd.
12.000% due 03/20/2017 ^(d)		2,500	638
GTL Trade Finance, Inc.
7.250% due 04/16/2044		4,500	3,397
Hampton Roads PPV LLC
6.621% due 06/15/2053		20,614	19,873
Harvest Operations Corp.
6.875% due 10/01/2017		28,618	24,325
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	300	292
4.500% due 12/06/2016	JPY	10,000	74
iHeartCommunications, Inc.
9.000% due 09/15/2022		$5,500	4,517
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		9,030	7,890
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	19,600	28,490
Sequa Corp.
7.000% due 12/15/2017		$17,343	8,802
Tembec Industries, Inc.
9.000% due 12/15/2019		1,500	1,207
UCP, Inc.
8.500% due 10/21/2017		10,300	10,339
Warren Resources, Inc.
9.000% due 08/01/2022		3,000	578

			178,237

UTILITIES 9.4%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		5,900	6,543
CenturyLink, Inc.
7.200% due 12/01/2025		1,122	1,049
Frontier Communications Corp.
8.875% due 09/15/2020		650	676
10.500% due 09/15/2022		1,070	1,113
11.000% due 09/15/2025		1,070	1,124
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		10,100	9,014
6.000% due 11/27/2023		9,900	9,580
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021		360	366
Illinois Power Generating Co.
7.000% due 04/15/2018 (g)		16,800	14,364
7.950% due 06/01/2032		900	707
Mountain States Telephone & Telegraph Co.
7.375% due 05/01/2030 (g)		15,200	16,937
NRG REMA LLC
9.237% due 07/02/2017		175	179
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		5,248	2,624
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		5,466	1,845
6.750% due 10/01/2023		11,671	4,021

Petrobras Global Finance BV
3.214% due 03/17/2020		2,520	1,934
6.250% due 12/14/2026	GBP	8,600	9,273
6.625% due 01/16/2034		200	203
7.875% due 03/15/2019		$700	665

			82,217

Total Corporate Bonds & Notes (Cost $588,576)			576,239

MUNICIPAL BONDS & NOTES 14.4%
CALIFORNIA 2.3%
Anaheim Redevelopment Agency, California Tax Allocation Bonds, (AGM Insured), Series 2007
6.506% due 02/01/2031		2,000	2,336
Sacramento County, California Revenue Bonds, Series 2013
7.250% due 08/01/2025		1,500	1,724
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.625% due 09/01/2030		7,500	8,231
7.750% due 09/01/2040		6,500	7,148
San Diego Tobacco Settlement Funding Corp., California Revenue Bonds, Series 2006
7.125% due 06/01/2032		290	325

			19,764

DISTRICT OF COLUMBIA 1.2%
District of Columbia Revenue Bonds, Series 2011
7.625% due 10/01/2035		9,740	10,866

ILLINOIS 2.2%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
6.257% due 01/01/2040		11,000	9,403
7.517% due 01/01/2040		9,805	10,020

			19,423

NEBRASKA 2.3%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041		16,500	19,740

NEVADA 0.4%
North Las Vegas, Nevada General Obligation Bonds, (BABs), Series 2010
6.572% due 06/01/2040		3,900	3,535

NEW YORK 0.4%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028		3,595	3,595

PENNSYLVANIA 3.8%
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030		7,000	7,422
6.765% due 06/01/2040		24,770	26,052

			33,474

TEXAS 1.0%
El Paso Downtown Development Corp., Texas Revenue Bonds, Series 2013
7.250% due 08/15/2043		7,535	8,332

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046		1,375	1,062

WEST VIRGINIA 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		6,680	5,861

Total Municipal Bonds & Notes (Cost $119,150)			125,652

U.S. GOVERNMENT AGENCIES 4.5%
Fannie Mae
3.500% due 09/25/2027 (a)		750	94
4.000% due 05/25/2020 (a)		591	9
5.744% due 04/25/2028		1,500	1,526
6.473% due 10/25/2017 - 01/25/2018 (a)		89,199	4,052
9.606% due 10/25/2041		1,497	1,566
10.000% due 01/25/2034		220	264
15.212% due 05/25/2043		2,701	2,946
Freddie Mac
4.000% due 08/15/2020 (a)		875	54
4.500% due 10/15/2037 (a)		1,476	131

4.678% due 11/25/2055		14,489	8,471
5.000% due 06/15/2033 (a)		2,613	426
5.904% due 07/15/2035 (a)		1,953	321
6.004% due 02/15/2042 (a)		3,102	506
6.944% due 08/15/2036 (a)		1,087	249
7.747% due 12/25/2027		5,300	5,309
9.397% due 10/25/2027		4,350	4,956
10.947% due 03/25/2025		2,199	2,585
11.485% due 12/15/2043 - 03/15/2044		2,568	2,662
12.609% due 05/15/2033		73	89
Ginnie Mae
3.500% due 06/20/2042 - 03/20/2043 (a)		5,903	613
4.500% due 07/20/2042 (a)		378	62
5.000% due 09/20/2042 (a)		667	130
6.056% due 02/20/2042 (a)		20,872	2,369

Total U.S. Government Agencies (Cost $45,276)			39,390

U.S. TREASURY OBLIGATIONS 1.1%
U.S. Treasury Floating Rate Notes
0.097% due 07/31/2017 (i)(k)		3,700	3,697
U.S. Treasury Notes
0.250% due 10/31/2015		5,600	5,600

Total U.S. Treasury Obligations (Cost $9,299)			9,297

MORTGAGE-BACKED SECURITIES 21.3%
American Home Mortgage Assets Trust
6.250% due 06/25/2037		1,167	850
Banc of America Alternative Loan Trust
5.403% due 06/25/2046 ^(a)		11,947	1,898
6.000% due 03/25/2036 ^		5,446	4,757
6.000% due 06/25/2046 ^		94	81
6.000% due 07/25/2046 ^		3,031	2,511
Banc of America Funding Trust
6.000% due 07/25/2037 ^		827	664
6.250% due 10/26/2036		14,030	10,722
Banc of America Mortgage Trust
2.630% due 02/25/2036 ^		33	30
BCAP LLC Trust
5.333% due 03/26/2037		2,974	885
9.202% due 10/26/2036		8,220	7,041
9.853% due 09/26/2036		8,027	7,194
28.567% due 06/26/2036		1,746	553
Bear Stearns Adjustable Rate Mortgage Trust
2.778% due 05/25/2047 ^		545	491
2.879% due 11/25/2034		206	198
Bellemeade Re Ltd.
6.497% due 07/25/2025		1,250	1,249
Chase Mortgage Finance Trust
2.444% due 12/25/2035 ^		38	35
5.456% due 09/25/2036 ^		202	180
5.500% due 05/25/2036 ^		11	10
Citigroup Mortgage Loan Trust, Inc.
0.544% due 07/25/2036		22	22
2.655% due 07/25/2046 ^		128	112
2.788% due 08/25/2037 ^		1,189	1,034
2.797% due 07/25/2037 ^		238	224
6.500% due 09/25/2036		4,807	3,603
Countrywide Alternative Loan Trust
0.367% due 07/25/2046		18,713	19,274
2.613% due 02/25/2037 ^		491	441
3.110% due 07/25/2046 ^		1,235	1,021
4.497% due 07/25/2021 ^		529	523
4.803% due 04/25/2035 (a)		7,261	854
5.500% due 03/25/2036 ^		444	379
6.000% due 05/25/2036 ^		7,320	6,323
6.000% due 11/25/2036 ^		325	288
6.000% due 02/25/2037 ^		8,305	6,557
6.000% due 03/25/2037 ^		6,468	5,267
6.000% due 05/25/2037 ^		8,693	7,289
6.250% due 12/25/2036 ^		4,633	3,786
6.250% due 08/25/2037 ^		398	341
6.500% due 06/25/2036 ^		1,325	1,086
6.500% due 11/25/2037 ^		9,965	8,221
Countrywide Home Loan Mortgage Pass-Through Trust
2.563% due 09/20/2036 ^		804	722
2.723% due 09/25/2047 ^		91	82
5.153% due 12/25/2036 (a)		5,746	894
6.000% due 07/25/2037		2,851	2,460
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036		3,177	2,490
First Horizon Alternative Mortgage Securities Trust
6.000% due 05/25/2036 ^		2,787	2,346
Grifonas Finance PLC
0.319% due 08/28/2039	EUR	6,265	5,045

HarborView Mortgage Loan Trust
2.656% due 08/19/2036 ^		$706	525
4.985% due 08/19/2036 ^		57	52
IndyMac Mortgage Loan Trust
2.944% due 05/25/2037 ^		3,382	2,606
JPMorgan Alternative Loan Trust
2.526% due 03/25/2037 ^		11,248	8,875
JPMorgan Mortgage Trust
6.423% due 01/25/2037 ^(a)		27,975	6,313
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.063% due 04/25/2036 ^		6,932	4,955
RBSSP Resecuritization Trust
9.505% due 06/26/2037		6,145	3,675
Residential Asset Securitization Trust
6.250% due 10/25/2036 ^		802	673
6.250% due 09/25/2037 ^		6,110	4,419
6.500% due 08/25/2036 ^		1,038	691
Structured Adjustable Rate Mortgage Loan Trust
2.741% due 04/25/2047		1,115	881
4.907% due 01/25/2036 ^		276	213
WaMu Mortgage Pass-Through Certificates Trust
1.793% due 01/25/2037 ^		173	148
1.974% due 04/25/2037 ^		156	133
2.025% due 11/25/2036 ^		1,419	1,267
2.027% due 12/25/2036 ^		110	98
2.161% due 05/25/2037 ^		239	197
2.197% due 02/25/2037 ^		298	261
2.294% due 02/25/2037 ^		338	304
Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 07/25/2036 ^		7,436	5,909
6.000% due 06/25/2037 ^		11,616	10,357
6.483% due 04/25/2037 (a)		16,533	5,434
6.500% due 03/25/2036 ^		9,899	7,140

Total Mortgage-Backed Securities (Cost $171,413)			185,159

ASSET-BACKED SECURITIES 14.2%
Apidos CLO
0.010% due 07/22/2026		3,000	1,836
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.427% due 01/25/2036		2,661	2,039
CIFC Funding Ltd.
0.010% due 05/24/2026		4,000	2,989
Citigroup Mortgage Loan Trust, Inc.
0.297% due 12/25/2036		15,108	9,562
Countrywide Asset-Backed Certificates
4.949% due 07/25/2036		13,700	11,090
5.074% due 10/25/2046 ^		16,973	16,063
GSAA Trust
5.917% due 03/25/2037 ^		3,271	1,543
JPMorgan Mortgage Acquisition Trust
4.820% due 01/25/2037 ^		3,562	2,688
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036 ^		970	492
5.965% due 09/25/2046 ^		10,500	7,072
NovaStar Mortgage Funding Trust
0.357% due 10/25/2036		41,201	20,902
People’s Financial Realty Mortgage Securities Trust
0.357% due 09/25/2036		23,991	7,479
Renaissance Home Equity Loan Trust
5.812% due 11/25/2036		9,869	5,708
6.998% due 09/25/2037 ^		8,614	5,229
7.238% due 09/25/2037 ^		7,264	4,407
Sherwood Funding CDO Ltd.
0.555% due 11/06/2039		36,780	11,034
Taberna Preferred Funding Ltd.
0.684% due 08/05/2036		879	642
0.684% due 08/05/2036 ^		17,221	12,571
Washington Mutual Asset-Backed Certificates Trust
0.347% due 05/25/2036		329	237

Total Asset-Backed Securities (Cost $123,092)			123,583

SOVEREIGN ISSUES 0.5%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	800	794
Republic of Greece Government International Bond
3.000% due 02/24/2023		25	21
3.000% due 02/24/2024		25	20
3.000% due 02/24/2025		25	20
3.000% due 02/24/2026		25	20
3.000% due 02/24/2027		25	19
3.000% due 02/24/2028		25	19
3.000% due 02/24/2029		25	18
3.000% due 02/24/2030		25	18
3.000% due 02/24/2031		25	18

3.000% due 02/24/2032		25	17
3.000% due 02/24/2033		25	17
3.000% due 02/24/2034		25	17
3.000% due 02/24/2035		25	17
3.000% due 02/24/2036		25	17
3.000% due 02/24/2037		25	16
3.000% due 02/24/2038		25	16
3.000% due 02/24/2039		25	16
3.000% due 02/24/2040		25	16
3.000% due 02/24/2041		25	16
3.000% due 02/24/2042		25	16
4.500% due 11/08/2016	JPY	50,000	381
4.750% due 04/17/2019	EUR	3,000	3,024

Total Sovereign Issues (Cost $3,840)			4,553

	SHARES
COMMON STOCKS 0.1%
FINANCIALS 0.1%
TIG FinCo PLC (e)		828,934	1,105

Total Common Stocks (Cost $1,229)			1,105

PREFERRED SECURITIES 2.3%
BANKING & FINANCE 2.3%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)		15,400	19,443

Total Preferred Securities (Cost $18,134)			19,443

SHORT-TERM INSTRUMENTS 10.6%
REPURCHASE AGREEMENTS (f) 5.7%			49,689

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 2.9%
Fannie Mae
0.228% due 01/14/2016		$6,400	6,399
0.264% due 02/08/2016		6,700	6,698
Federal Home Loan Bank
0.244% due 01/25/2016 - 01/26/2016		8,600	8,598
0.294% due 02/19/2016		2,800	2,799
Freddie Mac
0.284% due 02/22/2016		1,000	1,000

			25,494

U.S. TREASURY BILLS 2.0%
0.132% due 01/07/2016 - 03/03/2016 (c)(i)(k)		17,524	17,521

Total Short-Term Instruments (Cost $92,692)			92,704

Total Investments in Securities (Cost $1,186,685)			1,189,904

Total Investments 136.7% (Cost $1,186,685)			$1,189,904
Financial Derivative Instruments (h)(j) 1.6% (Cost or Premiums, net $8,429)			13,827
Preferred Shares (33.5%)			(292,000)
Other Assets and Liabilities, net (4.8%)			(40,979)

Net Assets Applicable to Common Shareholders 100.0%			$870,752

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Payment in-kind bond security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
TIG FinCo PLC	04/02/2015	$1,229	$1,105	0.13%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
RDR	0.180%	10/30/2015	11/02/2015	$35,900	U.S. Treasury Notes 1.875% due 11/30/2021	$(36,717)	$35,900	$35,901
SAL	0.160	10/30/2015	11/02/2015	11,100	U.S. Treasury Notes 2.125% due 12/31/2021	(11,350)	11,100	11,100
SSB	0.000	10/30/2015	11/02/2015	2,689	Fannie Mae 2.140% due 11/07/2022	(2,744)	2,689	2,689

Total Repurchase Agreements						$(50,811)	$49,689	$49,690

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(1.500%)	04/16/2015	04/16/2017	$(3,648)	$(3,618)
	(1.500)	09/24/2015	09/23/2017	(4,637)	(4,629)
FOB	(4.000)	07/20/2015	07/17/2017	(4,915)	(4,858)
MSC	0.600	08/21/2015	11/23/2015	(10,649)	(10,662)
	0.600	10/08/2015	01/08/2016	(5,581)	(5,583)

Total Reverse Repurchase Agreements					$(29,350)

(2)	The average amount of borrowings outstanding during the period ended October 31, 2015 was $34,299 at a weighted average interest rate of (0.591%).

(g)	Securities with an aggregate market value of $30,548 have been pledged as collateral under the terms of master agreements as of October 31, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$13,167	$836	$(178)	$16	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	7,900	297	145	11	0

				$1,133	$(33)	$27	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.750%	06/17/2025	$214,710	$15,417	$1,769	$618	$0
Pay	3-Month USD-LIBOR	3.500	06/19/2044	617,800	131,982	141,392	5,242	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045	866,200	(32,748)	(78,505)	0	(7,137)

					$114,651	$64,656	$5,860	$(7,137)

Total Swap Agreements					$115,784	$64,623	$5,887	$(7,137)

(i)	Securities with an aggregate market value of $14,462 and cash of $2,605 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of October 31, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	11/2015	GBP	47,882		$72,784	$0	$(1,031)
	06/2016	EUR	3,698		5,063	975	0
	06/2016		$216	EUR	160	0	(39)
BPS	11/2015	BRL	921		$228	0	(11)
	11/2015		$239	BRL	921	0	0
BRC	06/2016	EUR	692		$952	186	0
CBK	11/2015	GBP	3,276		4,996	0	(54)
	11/2015		$12,183	EUR	10,892	0	(206)
DUB	11/2015	BRL	303		$75	0	(4)
	11/2015		$79	BRL	303	0	0
	02/2016	EUR	6,750		$9,084	1,648	0
	06/2016		386		529	102	0
GLM	11/2015	BRL	40		10	0	0
	11/2015	GBP	1,109		1,706	4	(8)
	11/2015		$11	BRL	40	0	0
	11/2015		1,120	GBP	734	11	0
JPM	11/2015	BRL	40		$10	0	0
	11/2015	GBP	451		691	0	(4)
	11/2015		$10	BRL	40	0	0
	11/2015		685	GBP	451	11	0
MSB	11/2015	JPY	54,443		$454	3	0
	11/2015		$78,663	GBP	51,533	780	0
	12/2015	EUR	294		$324	1	0
	12/2015	GBP	51,057		77,927	0	(768)
	06/2016	EUR	971		1,335	262	0
NAB	11/2015		$344	JPY	41,400	0	(1)
	12/2015	JPY	41,400		$344	1	0
	06/2016	EUR	2,113		2,901	565	0
	07/2016		268		364	67	0
UAG	11/2015		34,428		38,533	674	0
	11/2015		$26,012	EUR	23,536	0	(131)
	12/2015	EUR	23,536		$26,022	131	0

Total Forward Foreign Currency Contracts						$5,421	$(2,257)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at October 31, 2015 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
BPS	Novo Banco S.A.	5.000%	09/20/2020	6.358%	EUR	5,000	$0	$(250)	$0	$(250)
	Petrobras International Finance Co.	1.000	12/20/2024	7.544		$1,700	(332)	(298)	0	(630)
GST	Petrobras International Finance Co.	1.000	12/20/2024	7.544		2,200	(437)	(378)	0	(815)
HUS	Petrobras International Finance Co.	1.000	12/20/2019	7.557		400	(33)	(56)	0	(89)
	Petrobras International Finance Co.	1.000	12/20/2024	7.544		2,800	(581)	(457)	0	(1,038)
MYC	Chesapeake Energy Corp.	5.000	09/20/2020	16.433		400	(40)	(88)	0	(128)
	Petrobras International Finance Co.	1.000	12/20/2019	7.557		13,700	(1,268)	(1,771)	0	(3,039)

							$(2,691)	$(3,298)	$0	$(5,989)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid	Unrealized Appreciation	Asset	Liability
MYC	Pay	3-Month USD-LIBOR	2.350%	02/18/2021	$1,900,000	$11,120	$6,782	$17,902	$0

Total Swap Agreements						$8,429	$3,484	$17,902	$(5,989)

(k)	Securities with an aggregate market value of $3,479 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of October 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 10/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$12,779	$0	$12,779
Corporate Bonds & Notes
Banking & Finance	0	306,466	9,319	315,785
Industrials	0	167,898	10,339	178,237
Utilities	0	82,217	0	82,217
Municipal Bonds & Notes
California	0	19,764	0	19,764
District of Columbia	0	10,866	0	10,866
Illinois	0	19,423	0	19,423
Nebraska	0	19,740	0	19,740
Nevada	0	3,535	0	3,535
New York	0	3,595	0	3,595
Pennsylvania	0	33,474	0	33,474
Texas	0	8,332	0	8,332
Virginia	0	1,062	0	1,062
West Virginia	0	5,861	0	5,861
U.S. Government Agencies	0	26,867	12,523	39,390
U.S. Treasury Obligations	0	9,297	0	9,297
Mortgage-Backed Securities	0	183,910	1,249	185,159
Asset-Backed Securities	0	123,583	0	123,583
Sovereign Issues	0	4,553	0	4,553
Common Stocks
Financials	0	0	1,105	1,105
Preferred Securities
Banking & Finance	0	19,443	0	19,443
Short-Term Instruments
Repurchase Agreements	0	49,689	0	49,689
Short-Term Notes	0	25,494	0	25,494
U.S. Treasury Bills	0	17,521	0	17,521

Total Investments	$0	$1,155,369	$34,535	$1,189,904

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	5,887	0	5,887
Over the counter	0	23,323	0	23,323
	$0	$29,210	$0	$29,210

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(7,137)	0	(7,137)
Over the counter	0	(8,246)	0	(8,246)

	$0	$(15,383)	$0	$(15,383)

Totals	$0	$1,169,196	$34,535	$1,203,731

There were no significant transfers between Levels 1 and 2 during the period ended October 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended October 31, 2015:

Category and Subcategory	Beginning Balance at 07/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 10/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 10/31/2015 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$9,224	$0	$(50)	$1	$1	$143	$0	$0	$9,319	$150
Industrials	10,339	0	0	3	0	(3)	0	0	10,339	(2)
U.S. Government Agencies	5,491	8,559	(11)	(1,570)	5	49	0	0	12,523	49
Mortgage-Backed Securities	3,427	0	(2,124)	0	55	(109)	0	0	1,249	(1)
Common Stocks
Financials	867	0	0	0	0	238	0	0	1,105	238

Totals	$29,348	$8,559	$(2,185)	$(1,566)	$61	$318	$0	$0	$34,535	$434

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 10/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$9,319	Proxy Pricing	Base Price	113.00
Industrials	10,339	Proxy Pricing	Base Price	100.00
U.S. Government Agencies	8,471	Proxy Pricing	Base Price	59.03
	4,052	Third Party Vendor	Broker Quote	4.54
Mortgage-Backed Securities	1,249	Proxy Pricing	Base Price	99.97
Common Stocks
Financials	1,105	Other Valuation Techniques (2)	—	—

Total	$34,535

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at October 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund is determined by dividing the total value of portfolio investments and other assets attributable to that Fund, less any liabilities, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below), are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), the Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market-based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market-based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Manager that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of October 31, 2015, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of October 31, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$1,186,685	$67,643	$(64,424)	$3,219

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	GST	Goldman Sachs International	NAB	National Australia Bank Ltd.
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RDR	RBC Capital Markets
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	MSB	Morgan Stanley Bank, N.A	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
FOB	Credit Suisse Securities (USA) LLC

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar
EUR	Euro	JPY	Japanese Yen

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal

Other Abbreviations:
BABs	Build America Bonds	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO High Income Fund

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: December 28, 2015

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: December 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: December 28, 2015

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: December 28, 2015